Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 30, 2021	Feb. 23, 2021	Dec. 26, 2020
Unrecorded Unconditional Purchase Obligation [Line Items]
Unconditional purchase obligations	$ 431	$ 315	$ 149
Unconditional purchase obligations, expire			expire at various dates through 2025
Guarantees	$ 11		$ 12
Guarantees, expire	expire at various dates through 2028		expire at various dates through 2028
Unconditional purchase commitments, expect to incur	expire at various dates through 2026	expect to incur in the years 2021 through 2026